Property and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

6. Property and Equipment, Net

As of June 30, 2023 and December 31, 2022, Property and equipment consist of the following:

	As of
	June 30, 2023	December 31, 2022
	$’000	$’000
Furniture and equipment	1,170	1,266
Vehicles	55	55
Leasehold improvements	1,774	2,062
Construction in process	—	5
Property and equipment, gross	2,999	3,388
Less: accumulated depreciation	(1,502)	(1,493)
Property and equipment, net	1,497	1,895

Depreciation expense amounted to $0.2 million and $0.5 million for the three and six months ended June 30, 2023 and $0.1 million and $0.3 million during the three and six months ended June 30, 2022, respectively. During the three and six months ended June 30, 2023 the Company wrote off property and equipment with an original cost value of $0.5 million and $0.5 million, respectively and $36.7 thousand and $0.4 million for the three and six months ended June 30, 2022. For the three and six months ended June 30, 2022, the Company wrote off Property and equipment related to closed locations and future locations that were terminated due to the economic environment as a result of COVID-19 and recorded a loss on disposal of $26.9 thousand and $0.3 million, respectively, and $0.1 million and $0.1 million for the three and six months ended June 30, 2023, respectively, in the Unaudited Condensed Consolidated Statement of Operations.

NOTE 6 – PROPERTY AND EQUIPMENT, NET

As of December 31, 2022, and 2021, Property and equipment consist of the following:

	December 31,	December 31,
	2022	2021

Furniture and equipment	$1,266,008	$1,397,098
Vehicles	55,000	55,000
Leasehold improvements	2,061,888	1,981,019
Construction in process	5,000	—
Property and equipment, gross	3,387,896	3,433,117
Less: accumulated depreciation	(1,492,934)	(1,152,850)
Property and equipment, net	$1,894,962	$2,280,267

Depreciation expense amounted to $585,550 and $565,599 for the years ended December 31, 2022 and 2021, respectively. During the years ended December 31, 2022 and 2021, the Company wrote off Property and equipment with an original cost value of $519,563 and $347,658, respectively, related to closed locations and future locations that were terminated due to the economic environment as a result of COVID-19 and increased Labor and Food cost and recorded a loss on disposal of $274,098 and $193,405, respectively, after accumulated depreciation of $245,465 and $154,253, respectively, in the Consolidated Statement of Operations.